INTANGIBLE ASSETS - Summary of Changes in Intangible Assets (Details) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	$ 245,048,058		$ 245,048,058		$ 249,183,915
Depreciation	(161,020)	$ (554)	(483,089)	$ (1,662)
Licenses and Patents
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	55,871,445		55,871,445		69,867,443
Other Intangible Assets
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	189,176,613		189,176,613		179,316,472
Gross Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible Assets					617,342,584
Additions			52,983,124
Transfers			1,388,117
Derecognition			$ (118,166)
Gross Carrying amount | Licenses and Patents
Disclosure of detailed information about intangible assets [line items]
Intangible Assets					251,155,943
Estimated useful life, in years			5 years
Additions			$ 14,023,144
Transfers			1,394,406
Derecognition			$ (118,166)
Gross Carrying amount | Other Intangible Assets
Disclosure of detailed information about intangible assets [line items]
Intangible Assets					366,186,641
Estimated useful life, in years			5 years
Additions			$ 38,959,980
Transfers			(6,289)
Derecognition			0
Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	(426,547,601)		(426,547,601)		(368,158,669)
Transfers			5,317
Derecognition			(57,279,216)
Depreciation			(1,115,033)
Depreciation | Licenses and Patents
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	(210,583,882)		(210,583,882)		(181,288,500)
Transfers			5,317
Derecognition			(28,185,666)
Depreciation			(1,115,033)
Depreciation | Other Intangible Assets
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	$ (215,963,719)		(215,963,719)		$ (186,870,169)
Transfers			0
Derecognition			(29,093,550)
Depreciation			$ 0